CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	$ 3,677,896	$ 2,648,322
Operating Expenses:
Cost of services (exclusive of depreciation and amortization shown separately below)	1,151,057	1,520,297
Research and development	2,529,501	2,742,349
Selling, general, and administrative	8,314,575	6,375,637
Depreciation and amortization	573,755	406,240
Total Operating Expenses	12,568,888	11,044,523
Operating Loss	(8,890,992)	(8,396,201)
Non-Operating Income (Expense):
Interest income (expense)	(39,970)	(182,794)
Change in fair value of warrant liability	(86,944)
Warrant expense		(1,413,273)
Impairment of investment in related party		(962,000)
Grant Income	61,601	189,507
Other income	56,932	81,137
Other expense	(159,533)
Total Other Income (Expense), Net	(167,914)	(2,287,423)
Net Loss before Taxes	(9,058,906)	(10,683,624)
Net loss including noncontrolling interest	(9,058,906)	(10,683,624)
Net loss attributable to noncontrolling interest	1,743	63
Net loss attributable to T Stamp Inc.	$ (9,057,163)	$ (10,683,561)
Basic net loss per share attributable to T Stamp Inc.	$ (0.48)	$ (0.90)
Diluted net loss per share attributable to T Stamp Inc.	$ (0.48)	$ (0.90)
Weighted-average shares used to compute basic net loss per share	18,837,358	11,817,755
Weighted-average shares used to compute diluted net loss per share	18,837,358	11,817,755